SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Negative working capital	$ 31,994
Certificates of deposits pledged for loans from third parties	15,327
Amount pledged from proceeds received from two third parties under a short-term loan arrangement			$ 15,327
Number of third parties to whom loan was repaid | item		1
Net carrying amount of right of use asset	16	$ 18
Property and equipment, net	10,885	19,302
Deferred revenue	7,745	3,428
Revenue remaining performance obligation	5,295
Contract with customer, asset, net	5,536
Revenue from non monetary transactions	0	0
Direct costs for non monetary exchanges	$ 0
VAT rate	6.00%
Cost of non-deductible input VAT that generated in prior years	$ 27	521	1,318
Advertising expenses	24	$ 143	$ 201
Unrecognised tax benefit	0			$ 11,065
Office space
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, net	9,324
Office equipment and furniture
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and equipment, net	$ 4,079
PRC Tax Administration and Collection Law [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating loss carryforwards, limitations on use	According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.
Hong Kong Inland Revenue Department [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Operating loss carryforwards, limitations on use	According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.
Exchange of office software | Beijing Kingsoft Co., Ltd.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Consideration amount	$ 431
Minimum | Investee Companies [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage	20.00%
Maximum | Investee Companies [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage	50.00%